CONTROLLING INTEREST EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of controlling interest equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
NOTE 25 – CONTROLLING INTEREST EQUITY

Authorized, issued and outstanding shares as of December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Total outstanding shares	22,281,017,159	22,281,017,159

The outstanding shares are as follows:
Common voting shares (1)	15,173,180,765	15,254,876,823
Preferred non-voting shares (1)	7,107,836,394	7,026,140,336

(1) Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2017 and 2016, 81,696,058 and 12,086,836 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

Appropriated retained earnings

As of December 31, 2017, and December 31, 2016 the appropriation of retained earnings is as follows:

	December 31, 2017		December 31, 2016
Retained earnings	Ps.	1,829,515	Ps.	919,601
Legal reserve		11,140		11,140
Statutory and voluntary reserves		5,333,763		5,591,387
	Ps.	7,174,418	Ps.	6,522,128

Legal Reserve

Grupo Aval and its subsidiaries in Colombia shall create a legal reserve through the appropriation of ten percent (10%) of the net profits of each year up to an amount equal to fifty percent (50%) of the subscribed capital stock. This reserve may be reduced below fifty percent (50%) of the subscribed capital stock to stem losses in excess of retained earnings. The legal reserve cannot be less than the percentage aforementioned except to cover losses in excess of retained earnings.

Statutory and Voluntary Reserves

The Statutory and voluntary reserves are determined during the Shareholders Meetings.

Declared Dividends

The dividends are decreed and paid to shareholders based on unconsolidated net income under Colombian IFRS for the immediately preceding semester:

On October 25, 2016, The General Meeting of Shareholders of Grupo Aval approved the amendment of the Company's by-laws in order to present the financial statements of the Company for Colombian purpose on an annualized basis for the period between the 1st of January and the 31st of December of each year. Prior to such amendment, the Company's bylaws specified the semi-annual presentation of local financial statements for the periods from January 1st to June 30th and July 1st to December 31st of each year.

	December 31, 2017		June 30, 2016		December 31, 2015
Net income for the periods ended in		1,053,594		1,258,835		1,086,061
Cash dividends declared	Ps.	In the general assembly held in March 2017, 58.80 pesos per share payable in twelve installments of 4.90 pesos per share, from April 2017 to March 2018.	Ps.	29.40 per share payable in six (6) installments of P.s. 4.90 per share between October 2016 and March 2017 (based on profits from the first half of 2016)	Ps.	29.40 per share payable in six (6) installments of P.s. 4.90 per share between April 2016 and September 2016 (based on profits from the second half of 2015)
Common shares outstanding		15,240,124,702		15,258,916,143		15,265,983,336
Preferred shares outstanding		7,040,892,457		7,022,101,016		7,015,033,823
Total outstanding shares		22,281,017,159		22,281,017,159		22,281,017,159
Total dividends declared		1,310,124		655,062		655,062

Net income per share

a)	Basic net income per share

Grupo Aval calculates basic net income per share by dividing net income for the year attributable to controlling interest of Grupo Aval parent company by the weighted average number of shares outstanding during the year (including common and preferred shares).

The following table summarizes the net income per share for the year ended as of December 31, 2017, 2016 and 2015:

	December 31, 2017		December 31, 2016		December 31, 2015
Net income for the year	Ps.	3,162,433	Ps.	3,516,936	Ps.	3,345,686
Less: participation of non- controlling interests		(1,200,019)		(1,377,070)		(1,304,322)
Net income attributable to controlling interest		1,962,414		2,139,866		2,041,364

Less: preferred dividends declared		-		-		-
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(622,215)		(674,042)		(638,734)
Net Income allocated to common shareholders for basic and diluted EPS		1,340,199	Ps.	1,465,824	Ps.	1,402,630
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,216,468,601		15,262,660,115		15,309,380,685
Basic and Diluted earnings per share to common shareholders (pesos)		88.076		96.040		91.619
Basic and Diluted earnings per ADS in pesos (3)		1,761.51		1,920.80		1,832.38

Weighted average of the common and preferred shares used in the calculation of net income for basic shares (common and preferential)		22,281,017,159		22,281,017,159		22,281,017,159
Basic net income of the owners of the parent per share		88.076		96.040		91.619

(1) Based on a weighted average of 7,064,548,558 preferred shares for 2017, 7,018,357,044 preferred shares for 2016 and 6,971,636,474 preferred shares for 2015
(2) Averages based on an end of month number of preferred or common shares
(3) Each ADS represents 20 preferred shares

b)	Diluted net income per share

At December 31, 2017, 2016 and 2015, Grupo Aval did not have any dilutive instruments.

Consolidated Comprehensive Income:

Components of Accumulated Other Comprehensive Income for the years ended December 31, 2017, 2016 and 2015 are as follows:

											Unrealized gains (losses) on available-for-sale
	Net investment in foreign subsidiaries operations		Hedging derivative instrument		Hedging non- derivative instrument		Cash flow hedges		Foreign currency translation Differences for foreign operations		Debt securities		Equity securities		Investments in associates and join ventures		Actuarial gains (losses) from defined benefit pension plans		Income tax		Total comprehensive income, net of taxes		Non- controlling interest		Owners of the parent
Beginning balance 2015	Ps.	1,366,620	Ps.	(870,911)	Ps.	(483,633)	Ps.	(29,257)	Ps.	26,361	Ps.	(298,345)	Ps.	461,923	Ps.	79,858	Ps.	2,841	Ps.	442,582	Ps.	698,038	Ps.	325,710	Ps.	372,328
Current-period change		2,366,849		(1,683,346)		(755,431)		17,500		24,878		(922,083)		(6,548)		31,964		6,162		1,198,614		278,559		112,758		165,801
Ending balance 2015	Ps.	3,733,469	Ps.	(2,554,257)	Ps.	(1,239,064)	Ps.	(11,757)	Ps.	51,239	Ps.	(1,220,428)	Ps.	455,375	Ps.	111,822	Ps.	9,003	Ps.	1,641,196	Ps.	976,597	Ps.	438,468	Ps.	538,129
Current-period change		(475,000)		291,506		35,819		17,967		(125,161)		948,212		34,509		(20,061)		(41,228)		(364,356)		302,207		90,719		211,488
Ending balance 2016	Ps.	3,258,469	Ps.	(2,262,751)	Ps.	(1,203,245)	Ps.	6,210	Ps.	(73,922)	Ps.	(272,216)	Ps.	489,884	Ps.	91,761	Ps.	(32,225)	Ps.	1,276,840	Ps.	1,278,804	Ps.	529,187	Ps.	749,617
Current-period change		(47,197)		16,832		30,568		(2,340)		(91,497)		284,480		57,245		1,128		(100,232)		(73,617)		75,370		38,121		37,249
Ending balance 2017	Ps.	3,211,272	Ps.	(2,245,919)	Ps.	(1,172,677)	Ps.	3,870	Ps.	(165,419)	Ps.	12,264	Ps.	547,129	Ps.	92,889	Ps.	(132,457)	Ps.	1,203,223	Ps.	1,354,174	Ps.	567,308	Ps.	786,866